Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Share capital [Member]	Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Attributable to the shareholders of the Company [Member]	Non-controlling interests [Member]	Total
Balance as at Start of Period at Dec. 31, 2021	$ 548	$ 224	$ (444)	$ 138	$ (260)	$ 4,321	$ 4,527	$ 209	$ 4,736
Share-based compensation	1	9	0	3	0	0	13	0	13
Dividends	0	0	0	0	0	(1,166)	(1,166)	0	(1,166)
Comprehensive income	0	0	(126)	(14)	0	2,230	2,090	40	2,130
Balance as at End of Period at Dec. 31, 2022	549	233	(570)	127	(260)	5,385	5,464	249	5,713
Share-based compensation	0	1	0	6	0	0	7	0	7
Dividends	0	0	0	0	0	(474)	(474)	(15)	(489)
Comprehensive income	0	0	85	14	0	672	771	35	806
Balance as at End of Period at Dec. 31, 2023	549	234	(485)	147	(260)	5,583	5,768	269	6,037
Share-based compensation	0	4	0	6	0	0	10	0	10
Dividends	0	0	0	0	0	(251)	(251)	(57)	(308)
Comprehensive income	0	0	241	6	0	432	197	51	248
Balance as at End of Period at Dec. 31, 2024	$ 549	$ 238	$ (726)	$ 159	$ (260)	$ 5,764	$ 5,724	$ 263	$ 5,987